Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss	$ (8,540)		$ (9,047)
Cash in bank	14,327	$ 11,176	34,668
Allowance for doubtful accounts	3,259		3,045
Prepayments and other assets	700		600
Contract liabilities recognized	900	$ 700
Contract liabilities	$ 1,200		1,600
Operating leases term	1 year			1 year
Tax benefit rate	50.00%
Penalties or interest relating to income taxes
Deposited amount	18,900		40,200
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
Deposit insurance amounts not covered	$ 17,100		$ 37,700
Percentage depreciated	0.41%		1.49%
Registered of capital	$ 27,200		$ 27,200
CODM, description	The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280.
Title and position of individual	Chief Executive Officer [Member]
Number of reporting segment	1
China Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1839	7.1051		7.1839
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate		1
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Penalties or interest relating to income taxes
Percentage of total revenue		27.50%
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	31.80%			31.80%
Equity [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1586		7.1884	7.1586
Management Service [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities	$ 1,100		$ 500
Hubei Luge Logistics Co., Ltd. [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.90%
Jilin Baoqi Smart Logistics Industry Center Co., Ltd [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.80%